Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended				9 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Income Statement [Abstract]
Net revenue	$ 0		$ 138,910		$ 477,217		$ 142,844
Cost of sales	0		131,021		354,399		133,091
Gross profit (loss)	0		7,889		122,818		9,753
Operating expenses
Research and development	639,050		213,837		1,679,259		954,238
Selling, general, and administrative	1,048,346		534,999		2,027,732		1,632,474
Total operating expenses	1,687,396		748,836		3,706,991		2,586,712
Net loss from operations	(1,687,396)		(740,947)		(3,584,173)		(2,576,959)
Other (income) expenses
Gain on cancellation of debt	0		0		0		(227,376)
Interest expense	11,946		80,614		712,732		368,537
Finance charge	11,137		0		316,009		0
Option/Warrant liability expenses	125,306		0		387,703		0
Change in fair value of derivative liability	0		23,430		(31,907)		0
Adjustment in fair value of warrants issued	0		0		1,176,222		0
Other expense	393,018		(65,675)		424,861		25,080
Total other expenses, net	541,407		38,369		2,985,620		166,241
Net loss	(2,228,803)		(779,316)		(6,569,793)		(2,743,200)
Gain attributable to noncontrolling interest in variable interest entity	99,623		0		79,549		0
Net Loss attributable to the Company	$ (2,328,426)		$ (779,316)		$ (6,649,342)		$ (2,743,200)
Loss per share-basic and diluted	$ (0.12)		$ (0.15)		$ (0.56)		$ (0.59)
Weighted average common shares outstanding - basic and diluted	19,217,826	[1]	5,120,317	[1]	11,789,172	[1]	4,678,631	[1]

[1]	The capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction in determining the basic and diluted weighted average shares. See Note 2.